Note 4 - Loans - Age Analysis of Past Due Loans and Nonaccrual Loans (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accruing loans past due	$ 4,468,990	$ 10,967,042
Nonaccrual loans	12,350,066	14,407,679
Current loans	737,464,507	733,260,874
Loans	754,283,563	758,635,595	$ 746,093,809
Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	4,468,868	10,959,243
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due	122	7,799
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Accruing loans past due	419,969	490,727
Nonaccrual loans	634,955	576,940
Current loans	45,969,954	46,714,022
Loans	47,024,878	47,781,689	50,960,265
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	419,969	490,727
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Accruing loans past due	33,046	71,416
Nonaccrual loans	208,522	178,021
Current loans	16,838,011	18,944,060
Loans	17,079,579	19,193,497	16,689,444
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	33,046	71,416
Real Estate Portfolio Segment [Member] | Commercial [Member]
Accruing loans past due	491,468	6,031,257
Nonaccrual loans	6,360,176	7,564,691
Current loans	342,238,387	332,666,085
Loans	349,090,031	346,262,033	332,230,847
Real Estate Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	491,468	6,031,257
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Accruing loans past due	54,001	90,163
Nonaccrual loans	190,494	1,642,666
Current loans	30,113,867	38,373,804
Loans	30,358,362	40,106,633	51,258,970
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	54,001	90,163
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Accruing loans past due
Nonaccrual loans
Current loans	11,830,447	9,413,263
Loans	11,830,447	9,413,263	11,220,683
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Residential [Member]
Accruing loans past due	3,178,833	3,682,509
Nonaccrual loans	3,944,337	3,163,571
Current loans	188,456,797	190,156,339
Loans	195,579,967	197,002,419	203,752,620
Real Estate Portfolio Segment [Member] | Residential [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	3,178,833	3,682,509
Real Estate Portfolio Segment [Member] | Farmland [Member]
Accruing loans past due	95,309	122,696
Nonaccrual loans	799,556	1,103,354
Current loans	65,982,332	60,553,809
Loans	66,877,197	61,779,859	49,950,984
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	95,309	122,696
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Accruing loans past due	196,364	477,638
Nonaccrual loans	212,026	178,336
Current loans	19,286,851	19,949,491
Loans	19,695,241	20,605,465	22,820,314
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	196,242	469,839
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due	122	7,799
Consumer and Other Portfolio Segment [Member] | Other [Member]
Accruing loans past due		636
Nonaccrual loans		100
Current loans	16,747,861	16,490,001
Loans	$ 16,747,861	16,490,737	$ 7,209,682
Consumer and Other Portfolio Segment [Member] | Other [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due		$ 636